PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)

Common Stocks – 64.8% of Net Assets

	France – 3.2%
553,882	Dassault Systemes SE	$20,516,267
101,005	LVMH Moet Hennessy Louis Vuitton SE	61,903,703
284,011	Vinci S.A.	25,493,230

		107,913,200

	Hong Kong – 0.9%
2,774,200	AIA Group Ltd.	30,312,474

	India – 0.6%
1,307,359	HDFC Bank Ltd.	22,393,898

	Japan – 1.4%
1,788,961	Nomura Research Institute Ltd.	48,009,495

	Netherlands – 2.7%
196,020	ASML Holding NV	92,607,283

	Sweden – 1.4%
4,955,858	Atlas Copco AB, Class A	46,387,051

	Taiwan – 1.8%
3,791,000	Taiwan Semiconductor Manufacturing Co. Ltd.	60,755,872

	United Kingdom – 3.4%
727,269	Halma PLC	17,856,008
333,916	Linde PLC	96,010,868

		113,866,876

	United States – 49.4%
325,891	Accenture PLC, Class A	90,483,636
107,458	Adobe, Inc.(a)	39,336,076
793,903	Airbnb, Inc., Class A(a)	70,720,879
5,168	Alphabet, Inc., Class C(a)	11,304,742
47,983	Alphabet, Inc., Class A(a)	104,567,433
856,997	Amazon.com, Inc.(a)	91,021,651
80,358	Azenta, Inc.	5,793,812
148,579	Costco Wholesale Corp.	71,210,943
449,007	Cummins, Inc.	86,896,325
399,521	Danaher Corp.	101,286,564
705,291	Dropbox, Inc., Class A(a)	14,804,058
206,287	Estee Lauder Cos., Inc. (The), Class A	52,535,110
248,666	Goldman Sachs Group, Inc. (The)	73,858,775
274,018	Home Depot, Inc. (The)	75,154,917
415,821	IQVIA Holdings, Inc.(a)	90,228,999
428,166	JPMorgan Chase & Co.	48,215,773
308,589	Mastercard, Inc., Class A	97,353,658
43,759	Mettler-Toledo International, Inc.(a)	50,269,026
403,867	NVIDIA Corp.	61,222,199
162,102	Roper Technologies, Inc.	63,973,554

Shares		Description	Value (†)

Common Stocks – continued

		United States – continued
291,671		S&P Global, Inc.	$98,310,627
583,348		Salesforce, Inc.(a)	96,275,754
228,814		Sherwin-Williams Co. (The)	51,233,743
213,748		Texas Instruments, Inc.	32,842,380
180,848		UnitedHealth Group, Inc.	92,888,958

			1,671,789,592

		Total Common Stocks (Identified Cost $2,076,495,972)	2,194,035,741

Principal Amount (‡)

Bonds and Notes – 32.0%

Non-Convertible Bonds – 29.6%

		Australia – 0.8%
$ 3,010,000		Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	2,128,347
10,700,000		Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)(b)	6,574,333
800,000		FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	652,912
670,000		GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A	645,023
3,560,000		Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,262,242
5,000,000		Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033, 144A(b)	4,078,591
4,000,000		Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A(b)	3,475,251
11,610,000		New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	6,412,220
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	92,260
1,370,000		Westpac Banking Corp., 1.953%, 11/20/2028(b)	1,195,414

			28,516,593

		Belgium – 0.1%
2,745,000		Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	2,392,113
1,690,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,719,345

			4,111,458

		Brazil – 0.7%
1,035,000		Braskem Netherlands Finance BV, 4.500%, 1/10/2028	938,874
1,785,000		Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,522,391
53,329	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	8,692,300
2,685,000		Brazilian Government International Bond, 4.500%, 5/30/2029	2,400,173

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brazil – continued
$ 1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	$1,012,796
2,980,000	BRF S.A., 4.875%, 1/24/2030	2,360,935
650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	550,745
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	398,000
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,064,250
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	560,556
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,043,438
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	892,116
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	444,125

		22,880,699

	Canada – 2.1%
790,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	633,975
351,782	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	314,950
734,616	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	655,498
505,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	424,577
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,050,330
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,019,766
2,675,000	Bank of Nova Scotia (The), 1.050%, 3/02/2026(b)	2,394,471
2,525,000	Bank of Nova Scotia (The), 1.300%, 9/15/2026(b)	2,242,148
2,835,000	Bell Telephone Co. of Canada/Bell Canada (The), MTN, 3.600%, 9/29/2027, (CAD)	2,087,487
1,735,000	Brookfield Finance I UK PLC, 2.340%, 1/30/2032(b)	1,394,346
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	969,834
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,039,140
10,845,000	Canada Government Bonds, 1.000%, 6/01/2027, (CAD)(b)	7,627,981
1,220,000	Canada Housing Trust No. 1, 1.550%, 12/15/2026, 144A, (CAD)(b)	875,562
5,835,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	4,184,228

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
$ 2,465,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	$2,230,767
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	823,655
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)(b)	3,254,804
430,000	Enbridge, Inc., 2.900%, 7/15/2022	429,970
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,221,047
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)(b)	2,171,047
175,116	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(b)	133,905
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)(b)	3,267,113
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	4,851,873
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,661,069
2,725,000	Royal Bank of Canada, 0.875%, 1/20/2026(b)	2,439,567
2,040,000	Royal Bank of Canada, 1.200%, 4/27/2026(b)	1,832,628
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,388,868
2,960,000	Shaw Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,031,022
7,170,000	Toronto-Dominion Bank (The), 1.950%, 1/12/2027(b)	6,485,920
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,500,111
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	1,545,369
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,470,443

		70,653,471

	Chile – 0.6%
715,000	Banco de Chile, 2.990%, 12/09/2031, 144A(b)	600,285
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031, 144A(b)	2,145,493
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	942,400
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,278,986
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032(b)	853,207
2,580,000	Colbun S.A., 3.150%, 3/06/2030	2,153,625

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chile – continued
$ 1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	$1,707,195
2,075,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031(b)	1,858,499
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A(b)	510,527
595,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	476,744
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031, 144A(b)	1,604,731
525,000	Enel Chile S.A., 4.875%, 6/12/2028	501,375
2,690,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,283,137
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	802,472
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,093,400

		18,812,076

	China – 0.3%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	878,966
795,000	Baidu, Inc., 3.875%, 9/29/2023(b)	797,623
2,600,000	Country Garden Holdings Co. Ltd., 2.700%, 7/12/2026	1,214,850
2,800,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	1,151,976
2,435,000	Country Garden Holdings Co. Ltd., 8.000%, 1/27/2024	1,601,646
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	904,140
2,750,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)(d)	283,773
2,750,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(e)	418,578
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A(b)	536,875
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	498,970
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,164,730
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,236,039

		10,688,166

	Colombia – 0.4%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,028,524
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	1,722,793

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Colombia – continued
$ 1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	$1,013,729
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	892,620
1,035,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	984,391
575,000	Republic of Colombia, 3.875%, 4/25/2027	508,294
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	1,495,090
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)	6,351,091
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	797,364

		14,793,896

	Denmark – 0.1%
2,055,000	Orsted A/S, EMTN, 2.125%, 5/17/2027, (GBP)	2,370,108

	Dominican Republic – 0.1%
2,160,000	Dominican Republic, 4.500%, 1/30/2030, 144A	1,729,227
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	888,700
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	565,898
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	925,340
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	441,526

		4,550,691

	Ecuador – 0.1%
4,275,000	Ecuador Government International Bond, (Step to 5.500% on 7/31/2022), 5.000%, 7/31/2030	2,752,124

	Egypt – 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,238,470
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	936,840

		2,175,310

	Finland – 0.2%
3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	3,244,528
1,925,000	Nordea Bank Abp, 3.600%, 6/06/2025, 144A(b)	1,905,230

		5,149,758

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	France – 0.3%
$ 205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	$200,585
890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	821,624
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	243,732
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A(b)	3,961,371
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,332,078
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)	906,023
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	519,191
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	469,822
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	998,959
230,000	SPCM S.A., 3.125%, 3/15/2027, 144A	193,738
215,000	SPCM S.A., 3.375%, 3/15/2030, 144A	168,238

		9,815,361

	Germany – 0.3%
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,366,992
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,415,271
305,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	222,011
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,695,283
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	2,948,550
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(b)	378,352
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,352,179
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A	418,641
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	405,935
730,000	Volkswagen Group of America Finance LLC, 4.350%, 6/08/2027, 144A	715,577

		10,918,791

	Guatemala – 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032, 144A	841,313

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Hong Kong – 0.1%
$355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	$349,784
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,352,614
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,123,729

		2,826,127

	India – 0.4%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	930,248
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	2,309,029
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,458,940
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,189,420
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,228,831
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,105,013
2,400,000	Shriram Transport Finance Co. Ltd., 4.150%, 7/18/2025, 144A	2,097,259
2,420,000	Shriram Transport Finance Co. Ltd., 4.400%, 3/13/2024	2,230,182

		14,548,922

	Indonesia – 0.2%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	298,489
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	3,332,181
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)	2,916,291
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030	1,313,355

		7,860,316

	Ireland – 0.2%
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	543,296
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,597,594
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,246,997
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	410,772
3,710,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(b)(f)	3,249,347

		8,048,006

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Israel – 0.8%
10,950,000		State of Israel, 1.000%, 3/31/2030, (ILS)(b)	$2,788,189
2,750,000		Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,299,027
4,515,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,702,300
20,421,000		Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	12,717,178
4,475,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	3,822,179
510,000		Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	420,112

			25,748,985

		Italy – 0.5%
200,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	190,510
530,000		Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	547,060
6,965,000		Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	6,485,706
3,305,000		Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,364,641
1,975,000		Italy Government International Bond, 2.375%, 10/17/2024	1,909,031
3,335,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,553,264
630,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	578,929
840,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	742,308
200,000		UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	161,637

			17,533,086

		Japan – 0.8%
1,006,969,600	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	7,808,445
2,375,000		Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028(b)	2,140,717
3,000,000		Mitsubishi UFJ Financial Group, Inc., (fixed rate to 10/13/2026, variable rate thereafter), 1.640%, 10/13/2027(b)	2,644,252
2,020,000		Mizuho Financial Group, Inc., 2.564%, 9/13/2031(b)	1,611,829
2,000,000		Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	1,944,267
2,000,000		Nomura Holdings, Inc., 1.851%, 7/16/2025(b)	1,831,271
2,385,000		Nomura Holdings, Inc., 2.710%, 1/22/2029	2,035,872

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Japan – continued
$ 3,050,000	Sumitomo Mitsui Financial Group, Inc., 1.402%, 9/17/2026(b)	$2,692,512
1,445,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,286,504
2,790,000	Toyota Motor Corp., 2.362%, 3/25/2031(b)	2,448,152

		26,443,821

	Korea – 1.0%
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	764,855
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,098,787
1,650,000	Kia Corp., 1.750%, 10/16/2026, 144A	1,491,237
1,060,000	Kia Corp., 2.750%, 2/14/2027, 144A	993,665
1,575,000	Kia Corp., 3.000%, 4/25/2023, 144A	1,568,637
2,720,000	Kookmin Bank, 1.375%, 5/06/2026, 144A(b)	2,489,262
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,428,562
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	909,827
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027, 144A(b)	2,202,512
670,000	KT Corp., 2.500%, 7/18/2026, 144A(b)	633,284
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,165,533
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)(b)	3,343,671
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)(b)	3,206,832
13,130,550,000	Republic of Korea, 1.500%, 12/10/2030, (KRW)(b)	8,557,794
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,108,950
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A	756,371
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,177,690
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	156,044

		34,053,513

	Luxembourg – 0.0%
920,000	ArcelorMittal S.A., 6.750%, 3/01/2041	910,196

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Malaysia – 0.2%
28,570,000		Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	$6,506,404

		Mexico – 1.3%
620,000		Alfa SAB de CV, 6.875%, 3/25/2044	603,725
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	769,076
860,000		America Movil SAB de CV, 2.875%, 5/07/2030	769,642
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	489,818
730,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	732,402
1,905,000		Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,428,750
855,000		Cemex SAB de CV, 5.450%, 11/19/2029	760,095
400,000		Cemex SAB de CV, 7.375%, 6/05/2027, 144A	396,404
1,775,000		Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,585,714
800,000		Gruma SAB de CV, 4.875%, 12/01/2024	806,000
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	296,238
840,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(b)	697,872
1,707,184	(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	7,549,404
1,294,043	(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	6,252,938
637,836	(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	3,007,324
724,558	(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,367,098
2,665,000		Mexico Government International Bond, 3.250%, 4/16/2030	2,345,129
1,880,000		Mexico Government International Bond, 3.500%, 2/12/2034	1,552,860
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	144,005
1,850,000		Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,641,042
1,240,000		Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,160,032
3,505,000		Petroleos Mexicanos, 5.950%, 1/28/2031	2,563,487
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	103,740

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mexico – continued
$835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	$786,712
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	1,935,163
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023	755,793
2,195,000	Unifin Financiera SAB de CV, 9.875%, 1/28/2029	1,433,357

		43,933,820

	Netherlands – 0.1%
870,000	Cooperatieve Rabobank U.A., 4.375%, 8/04/2025	861,578
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,566,949

		2,428,527

	New Zealand – 0.6%
3,495,000	ANZ New Zealand International Ltd., 1.250%, 6/22/2026, 144A(b)	3,119,154
2,200,000	Bank of New Zealand, 1.000%, 3/03/2026, 144A(b)	1,967,247
5,000,000	Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)(b)	3,526,644
10,700,000	New Zealand Government Bond, 0.500%, 5/15/2024, (NZD)(b)	6,326,698
6,310,000	New Zealand Government Bond, 1.500%, 5/15/2031, (NZD)(b)	3,252,788
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	2,128,540

		20,321,071

	Nigeria – 0.0%
1,975,000	Nigeria Government International Bond, 6.125%, 9/28/2028, 144A	1,396,602

	Norway – 0.6%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A(b)	3,265,364
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	2,446,597
41,750,000	Norway Government Bond, 1.750%, 2/17/2027, 144A, (NOK)(b)	4,010,284
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,589,295
36,610,000	Norway Government Bond, Series 480, 2.000%, 4/26/2028, 144A, (NOK)	3,515,187
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	4,158,237

		18,984,964

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Panama – 0.0%
$1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	$1,246,479

	Paraguay – 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,310,642
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	784,134

		2,094,776

	Peru – 0.2%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	2,715,780
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026	1,862,111
2,455,000	Peruvian Government International Bond, 3.000%, 1/15/2034	2,013,849
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	991,998

		7,583,738

	Philippines – 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030	924,458

	Poland – 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	3,839,764
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)(b)	2,572,641

		6,412,405

	Portugal – 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,066,829

	Qatar – 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A(b)	1,535,096
1,600,000	Qatar Energy, 2.250%, 7/12/2031, 144A(b)	1,366,000

		2,901,096

	Romania – 0.0%
1,100,000	Romania Government International Bond, 2.000%, 4/14/2033, 144A, (EUR)	745,376

	Singapore – 0.4%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	783,831
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A(b)	1,413,839

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Singapore – continued
$860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	$823,820
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A(b)	347,512
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	3,257,619
10,055,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)(b)	7,060,140

		13,686,761

	South Africa – 0.6%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,152,098
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,409,790
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,531,417
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,378,110
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	902,565
116,835,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	6,018,865
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	1,892,682
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	5,173,046

		20,458,573

	Spain – 0.4%
2,000,000	Banco Santander S.A., (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027(b)	1,735,955
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	584,281
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	516,796
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	2,759,021
270,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	234,166
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	676,518
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	454,184
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(b)	2,604,763
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	2,812,930

		12,378,614

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranationals – 0.4%
$1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	$1,484,614
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,531,694
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)(b)	249,155
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)(b)	7,131,336
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	1,628,646

		13,025,445

	Sweden – 0.2%
1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	1,627,196
38,000,000	Sweden Government Bond, 0.125%, 5/12/2031, 144A, (SEK)(b)	3,229,046

		4,856,242

	Switzerland – 0.2%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	890,081
3,855,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A(b)	3,067,780
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,280,366
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	320,875

		5,559,102

	Taiwan – 0.1%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031(b)	1,650,621
3,180,000	TSMC Arizona Corp., 4.125%, 4/22/2029(b)	3,171,465

		4,822,086

	Tanzania – 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	840,993

	Thailand – 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,565,510
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	947,796

		2,513,306

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Trinidad And Tobago – 0.0%
$415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	$397,881

	Turkey – 0.4%
2,045,000	Aydem Yenilenebilir Enerji A/S, 7.750%, 2/02/2027, 144A	1,477,512
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	1,901,025
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,525,775
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	468,563
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,256,737
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	4,966,055
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,131,656

		14,727,323

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,545,375
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,228,048

		2,773,423

	United Kingdom – 0.4%
95,000	Avon Products, Inc., 8.450%, 3/15/2043	91,675
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,296,303
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,184,289
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	1,110,995
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,293,680
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A(b)	1,104,605
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	296,505
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028(b)	843,820
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,175,311
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A(b)	2,149,245
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	259,821

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	$1,280,691
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,652,336

		13,739,276

	United States – 12.5%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	148,781
315,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(g)	259,979
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,870,152
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	439,046
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(g)	908,002
965,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(g)	711,929
1,364,551	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,274,914
1,053,980	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	913,642
311,216	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	288,066
375,212	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	333,960
220,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	202,133
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	217,709
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,012,625
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	233,957
2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	1,692,993
1,300,000	Ashland LLC, 3.375%, 9/01/2031, 144A	1,057,386
945,000	Athene Global Funding, 1.608%, 6/29/2026, 144A(b)	824,510
2,410,000	Athene Global Funding, 1.716%, 1/07/2025, 144A(b)	2,248,795
980,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	857,157
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)(b)	1,981,729
665,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	576,836
950,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	743,413

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$7,660,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	$4,078,950
205,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	106,600
1,215,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	627,765
4,007,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	2,050,682
228,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	121,342
370,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	211,825
1,140,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	902,781
500,000	Block, Inc., 3.500%, 6/01/2031, 144A	398,430
140,000	Boeing Co. (The), 3.100%, 5/01/2026	130,376
25,000	Boeing Co. (The), 3.250%, 2/01/2035	18,917
165,000	Boeing Co. (The), 3.550%, 3/01/2038	120,166
25,000	Boeing Co. (The), 3.625%, 3/01/2048	16,744
80,000	Boeing Co. (The), 3.750%, 2/01/2050	56,411
635,000	Boeing Co. (The), 3.850%, 11/01/2048	448,373
640,000	Boeing Co. (The), 3.950%, 8/01/2059	430,825
30,000	Boeing Co. (The), 5.150%, 5/01/2030	28,796
875,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 8.204%, 12/15/2023, 144A(h)	822,521
690,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	524,521
545,000	Carnival Corp., 5.750%, 3/01/2027, 144A	393,643
260,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	213,313
12,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	10,264,875
3,810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	2,943,225
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,289,610
595,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	561,531
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	234,170
2,510,000	Centene Corp., 2.500%, 3/01/2031	1,992,338

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$160,000	Centene Corp., 2.625%, 8/01/2031	$127,280
975,000	Centene Corp., 3.000%, 10/15/2030	808,031
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	143,195
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	149,178
120,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	90,795
360,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	288,309
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	160,711
1,085,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	724,817
6,405,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	4,606,528
1,240,000	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/2027, 144A	1,046,969
5,315,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	3,929,365
7,265,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	5,860,639
1,565,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	1,189,525
905,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	706,733
1,295,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,252,187
770,000	Covanta Holding Corp., 4.875%, 12/01/2029, 144A	626,564
22,445,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	15,009,869
2,060,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,388,517
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	514,675
495,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	360,127
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	1,006,990
490,000	Dana, Inc., 5.375%, 11/15/2027	424,579
80,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	79,732
2,235,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	1,753,089

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$380,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	$342,000
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)	796,175
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	52,688
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,152
355,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	302,840
1,720,000	DISH DBS Corp., 5.125%, 6/01/2029	1,045,141
3,775,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	2,958,996
3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	2,556,987
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,527,820
160,000	Edison International, 4.950%, 4/15/2025	160,402
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	406,950
280,000	EPR Properties, 3.600%, 11/15/2031	221,333
70,000	EQT Corp., 3.125%, 5/15/2026, 144A	65,542
1,555,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,343,613
515,000	EQT Corp., 3.900%, 10/01/2027	479,254
360,000	EQT Corp., 5.000%, 1/15/2029	348,509
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	97,175
3,780,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,006,606
575,000	Ford Motor Co., 3.250%, 2/12/2032	430,042
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,076,056
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,531,051
6,640,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	6,480,042
2,710,000	General Motors Co., 5.200%, 4/01/2045	2,276,254
405,000	General Motors Co., 6.250%, 10/02/2043	385,838
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	103,249
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	741,054

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	$588,184
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031(b)	414,662
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	368,676
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	720,842
975,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	971,509
830,000	HCA, Inc., 3.500%, 9/01/2030	706,089
245,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	205,179
350,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	333,375
660,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	503,770
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	380,700
3,065,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	2,865,302
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025	953,873
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	796,484
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A	1,461,396
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	1,486,046
11,250,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	9,091,800
1,180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,045,291
1,085,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	894,127
620,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	530,615
1,980,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,573,466
1,135,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	964,671
200,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	177,903
795,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	652,208
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,462,500
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024(b)	1,072,375

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
3,185,000	John Deere Financial, Inc., 1.340%, 9/08/2027, (CAD)(b)	$2,120,653
580,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	483,181
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	736,113
345,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	293,647
870,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	723,560
44,000	Masco Corp., 6.500%, 8/15/2032	47,342
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)(b)	606,619
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,314,494
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	892,519
435,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	364,785
490,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	390,574
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	1,712,566
3,550,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A(b)	2,951,389
1,370,000	Navient Corp., 5.000%, 3/15/2027	1,126,866
421,000	Navient Corp., MTN, 5.625%, 8/01/2033	292,177
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	3,610,494
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	525,831
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	574,725
835,000	Netflix, Inc., 4.875%, 4/15/2028	785,777
2,620,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,397,942
310,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	292,950
280,000	Netflix, Inc., 5.875%, 11/15/2028	273,759
530,000	Netflix, Inc., 6.375%, 5/15/2029	535,273
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	21,765
475,000	Novelis Corp., 4.750%, 1/30/2030, 144A	394,810
1,865,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	1,462,141

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$455,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	$361,399
30,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	30,403
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,425,650
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	54,875
1,845,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,118,203
420,000	Old Republic International Corp., 4.875%, 10/01/2024	426,504
1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	1,154,453
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	815,074
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,134,971
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	129,923
1,490,000	Oracle Corp., 3.950%, 3/25/2051	1,094,400
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,043,733
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	46,438
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	241,303
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	32,801
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	126,423
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	149,337
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	7,938,322
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,307,868
2,120,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	1,992,774
325,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	217,085
320,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	309,673
310,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	235,228
1,205,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	944,684
70,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	58,414
1,060,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	866,921

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(b)	$1,943,351
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(b)	1,369,802
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	400,279
890,000	Range Resources Corp., 4.875%, 5/15/2025	868,106
165,000	Range Resources Corp., 5.000%, 3/15/2023	163,763
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,108,289
5,850,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	4,834,498
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	5,342,258
130,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	102,222
12,301,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	9,217,016
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,202,100
2,175,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	1,545,033
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,870,350
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	778,904
1,605,000	SBA Communications Corp., 3.125%, 2/01/2029	1,313,692
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	957,199
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	492,350
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	368,915
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	138,264
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	269,175
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,429,912
410,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	354,065
735,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	616,655
6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	6,037,500
5,840,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	5,042,431
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,617,783

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 255,000	Tapestry, Inc., 3.050%, 3/15/2032	$207,752
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	150,414
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	157,440
420,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	468,300
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	75,378
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)	175,256
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	70,256
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	74,198
400,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	307,936
11,330,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	8,764,779
615,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	476,625
75,000	Travel & Leisure Co., 6.000%, 4/01/2027	67,929
90,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	85,332
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	4,865
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	638,344
59,537	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	59,343
238,969	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	219,684
5,320,000	U.S. Treasury Bond, 2.250%, 2/15/2052(b)	4,378,194
4,667,557	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(i)	4,650,601
13,225,564	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(i)	13,451,329
32,370,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)(j)	31,913,532
5,310,000	U.S. Treasury Note, 0.125%, 3/31/2023(b)	5,206,911
7,860,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	7,683,150
14,775,000	U.S. Treasury Note, 0.500%, 11/30/2023(b)	14,272,881
2,910,000	U.S. Treasury Note, 0.875%, 1/31/2024(b)	2,815,880
14,450,000	U.S. Treasury Note, 1.750%, 3/15/2025	13,969,650

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$ 17,750,000	U.S. Treasury Note, 2.250%, 3/31/2024	$17,526,738
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	10,787,087
10,745,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	9,937,406
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,506,453
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	139,370
313,438	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	276,844
2,134,041	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(b)	2,097,335
770,000	United Rentals North America, Inc., 3.750%, 1/15/2032	632,205
710,000	United Rentals North America, Inc., 3.875%, 2/15/2031	598,947
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)(b)	2,015,838
860,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	785,447
740,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	680,800
640,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	608,800
525,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	518,437
130,000	Western Digital Corp., 2.850%, 2/01/2029	105,845
90,000	Western Digital Corp., 3.100%, 2/01/2032	69,012
360,000	Western Midstream Operating LP, 4.550%, 2/01/2030	311,400
820,000	Western Midstream Operating LP, 5.300%, 3/01/2048	661,043
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	124,671
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	93,725
475,000	Western Midstream Operating LP, 5.750%, 2/01/2050	381,453
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	66,001
89,000	Weyerhaeuser Co., 7.375%, 3/15/2032	102,948
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,409,182

		421,355,329

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Uruguay – 0.1%
$1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031	$1,429,592
86,955,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	1,870,139

		3,299,731

	Total Non-Convertible Bonds (Identified Cost $1,159,720,810)	999,983,417

Convertible Bonds – 2.4%

	United States – 2.4%
40,000	Bentley Systems, Inc., 0.375%, 7/01/2027, 144A	31,000
14,785,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	14,693,333
8,470,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(k)	5,949,582
545,000	DISH Network Corp., 2.375%, 3/15/2024	479,600
26,970,000	DISH Network Corp., 3.375%, 8/15/2026	18,218,235
805,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%-0.979%, 4/01/2026(k)	731,986
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026	224,328
5,340,000	Livongo Health, Inc., 0.875%, 6/01/2025	4,526,184
6,630,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	4,253,145
550,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	380,215
135,000	Peloton Interactive, Inc., Zero Coupon, 1.146%, 2/15/2026(f)	86,597
230,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	340,699
115,000	RingCentral, Inc., Zero Coupon, 7.146%-7.470%, 3/15/2026(k)	86,365
695,000	Snap, Inc., Zero Coupon, 6.697%-7.114%, 5/01/2027(k)	481,287
8,160,000	Southwest Airlines Co., 1.250%, 5/01/2025(b)	9,608,400
1,340,000	Splunk, Inc., 1.125%, 6/15/2027	1,105,500
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(k)	516,795
17,320,000	Teladoc Health, Inc., 1.250%, 6/01/2027	12,686,900
250,000	Twitter, Inc., Zero Coupon, 1.483%, 3/15/2026(f)	221,266
8,113,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(k)	6,483,261

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	United States – continued
$ 120,000	Zillow Group, Inc., 1.375%, 9/01/2026	$119,880

	Total Convertible Bonds (Identified Cost $104,840,506)	81,224,558

Municipals – 0.0%

	United States – 0.0%
120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $119,990)	111,463

	Total Bonds and Notes (Identified Cost $1,264,681,306)	1,081,319,438

Shares

Preferred Stocks – 0.2%

Convertible Preferred Stocks – 0.2%

	United States – 0.2%
5,415	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	6,208,839
38,952	El Paso Energy Capital Trust I, 4.750%	1,809,321

		8,018,160

	Total Convertible Preferred Stocks (Identified Cost $7,306,436)	8,018,160

	Total Preferred Stocks (Identified Cost $7,306,436)	8,018,160

Principal Amount (‡)

Short-Term Investments – 2.1%
$ 70,026,300	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $70,026,981 on 7/01/2022 collateralized by $71,104,700 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $71,426,875 including accrued interest(l) (Identified Cost $70,026,300)	70,026,300

	Total Investments – 99.1% (Identified Cost $3,418,510,014)	3,353,399,639
	Other assets less liabilities – 0.9%	30,560,145

	Net Assets – 100.0%	$3,383,959,784

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$426,235,281	12.6%	$6,492,612	0.2%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $6,492,612 or 0.2% of net assets.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $347,365,112 or 10.3% of net assets.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At June 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	2,752,200	$(60,587)	$(79,068)	$(18,481)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	1,148,400	(29,854)	(32,992)	(3,138)
CDX.NA HY* Series 38 500, 5-Year	5.00%	6/20/2027	5.78%	1,148,400	(26,882)	(32,993)	(6,111)

Total						$(145,053)	$(27,730)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/21/2022	MXN	S	256,059,000	$12,817,305	$12,551,394	$265,911
Bank of America, N.A.	9/21/2022	KRW	B	5,850,000,000	4,668,795	4,514,057	(154,738)
Credit Suisse International	9/21/2022	CAD	B	53,700,000	41,705,499	41,724,536	19,037
Credit Suisse International	9/21/2022	CAD	S	97,769,000	77,800,616	75,965,850	1,834,766
Credit Suisse International	9/21/2022	COP	S	35,586,490,000	9,225,512	8,461,069	764,443
Credit Suisse International	9/21/2022	GBP	B	12,371,000	15,306,700	15,081,751	(224,949)
Credit Suisse International	9/21/2022	JPY	B	10,347,483,000	78,372,804	76,680,760	(1,692,044)
HSBC Bank USA	9/21/2022	AUD	B	18,075,000	13,069,020	12,484,400	(584,620)
Morgan Stanley Capital Services, Inc.	9/21/2022	EUR	B	147,481,000	158,927,885	155,412,844	(3,515,041)
Morgan Stanley Capital Services, Inc.	9/21/2022	EUR	S	13,239,000	14,033,446	13,951,022	82,424
Morgan Stanley Capital Services, Inc.	9/21/2022	NZD	S	6,003,000	3,909,742	3,745,841	163,901
UBS AG	9/21/2022	IDR	S	105,333,420,000	7,208,515	7,060,288	148,227
UBS AG	9/21/2022	SEK	B	7,350,000	755,475	720,848	(34,627)

Total							$(2,927,310)

At June 30, 2022, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	9/21/2022	NOK	30,959,000	EUR	3,051,590	$3,215,712	$67,135

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2022	88	$10,788,455	$11,209,000	$420,545
Ultra Long U.S. Treasury Bond	9/21/2022	31	4,913,093	4,784,656	(128,437)

Total					$292,108

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$107,913,200	$—	$107,913,200
Hong Kong	—	30,312,474	—	30,312,474
India	—	22,393,898	—	22,393,898
Japan	—	48,009,495	—	48,009,495
Netherlands	—	92,607,283	—	92,607,283
Sweden	—	46,387,051	—	46,387,051
Taiwan	—	60,755,872	—	60,755,872
United Kingdom	96,010,868	17,856,008	—	113,866,876
All Other Common Stocks*	1,671,789,592	—	—	1,671,789,592

Total Common Stocks	1,767,800,460	426,235,281	—	2,194,035,741

Bonds and Notes*	—	1,081,319,438	—	1,081,319,438
Preferred Stocks*	1,809,321	6,208,839	—	8,018,160
Short-Term Investments	—	70,026,300	—	70,026,300

Total Investments	1,769,609,781	1,583,789,858	—	3,353,399,639

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,345,844	—	3,345,844
Futures Contracts (unrealized appreciation)	420,545	—	—	420,545

Total	$1,770,030,326	$1,587,135,702	$—	$3,357,166,028

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(27,730)	$—	$(27,730)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(6,206,019)	—	(6,206,019)
Futures Contracts (unrealized depreciation)	(128,437)	—	—	(128,437)

Total	$(128,437)	$(6,233,749)	$—	$(6,362,186)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include swap agreements, forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of June 30, 2022, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of June 30, 2022, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2022:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,345,844	$—
Exchange-traded/ asset derivatives
Interest rate contracts	—	420,545

Total asset derivatives	$3,345,844	$420,545

Liabilities	Swap agreements at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(6,206,019)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	—	(128,437)
Credit Contracts	(145,053)	—	—

Total liability derivatives	$(145,053)	$(6,206,019)	$(128,437)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2022, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
HSBC Bank USA	$(584,620)	$490,000
Morgan Stanley Capital Services, Inc.	(3,201,581)	3,100,999

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$8,638,094	$2,372,504

Net loss amount reflects cash received as collateral of $410,000.

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	8.8%
Life Sciences Tools & Services	7.4
Semiconductors & Semiconductor Equipment	7.3
IT Services	7.0
Software	6.9
Capital Markets	5.1
Chemicals	4.7
Machinery	4.0
Interactive Media & Services	3.4
Banking	3.4
Health Care Providers & Services	2.7
Internet & Direct Marketing Retail	2.7
Cable Satellite	2.4
Specialty Retail	2.2
Food & Staples Retailing	2.1
Hotels, Restaurants & Leisure	2.1
Banks	2.0
Other Investments, less than 2% each	22.8
Short-Term Investments	2.1

Total Investments	99.1
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2022 (Unaudited)

United States Dollar	78.7%
Euro	7.2
Other, less than 2% each	13.2

Total Investments	99.1
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	0.9

Net Assets	100.0%